Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,125,500.00
Total Fee Amount	184.92
Total Offset Amount	0.00
Net Fee	$ 184.92
Offering Table N/A
Offset Table N/A	N/A